Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	¥ 1,128,639	¥ 679,394	¥ 406,358
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	13,344	58,154	(70,709)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	19,288	22,707	(15,797)
Share of other comprehensive income of investments accounted for using the equity method	1,688	3,262	(1,274)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(204,184)	8,064	(430,152)
Share of other comprehensive income of investments accounted for using the equity method	10,620	(22,644)	(36,591)
Total other comprehensive income, net of tax	(159,244)	69,543	(554,523)
Comprehensive income for the year	969,395	748,937	(148,165)
Comprehensive income for the year attributable to:
Owners of the parent	899,545	696,079	(188,580)
Non-controlling interests	¥ 69,850	¥ 52,858	¥ 40,415